UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:    USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               ADYM W. RYGMYR
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   MAY 31

Date of Reporting Period:  AUGUST 31, 2012

ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 1ST QUARTER REPORT - PERIOD ENDED AUGUST 31, 2012



[LOGO OF USAA]
   USAA(R)

PORTFOLIO OF INVESTMENTS
1ST QUARTER
USAA GOVERNMENT SECURITIES FUND
AUGUST 31, 2012

                                                                      (Form N-Q)

48052-1012                                   (C)2012, USAA. All rights reserved.

================================================================================

PORTFOLIO OF INVESTMENTS

USAA GOVERNMENT SECURITIES FUND
August 31, 2012 (unaudited)

PRINCIPAL                                                                                    MARKET
AMOUNT                                                       COUPON                           VALUE
(000)       SECURITY                                           RATE         MATURITY          (000)
---------------------------------------------------------------------------------------------------
            U.S. GOVERNMENT AGENCY ISSUES (97.3%)(a)

            MORTGAGE-BACKED PASS-THROUGH SECURITIES, SINGLE-FAMILY (81.1%)
$   4,392   Government National Mortgage Assn. I               4.00%       7/15/2040     $    4,830
    3,517   Government National Mortgage Assn. I               4.00        8/15/2040          3,898
   11,615   Government National Mortgage Assn. I               4.00        9/15/2040         12,775
    2,945   Government National Mortgage Assn. I               4.50        5/15/2024          3,222
    4,809   Government National Mortgage Assn. I               4.50        9/15/2024          5,262
    3,350   Government National Mortgage Assn. I               4.50        9/15/2024          3,665
    4,091   Government National Mortgage Assn. I               4.50       10/15/2024          4,476
    3,281   Government National Mortgage Assn. I               4.50       10/15/2024          3,590
   15,560   Government National Mortgage Assn. I               4.50        9/15/2039         17,136
    8,364   Government National Mortgage Assn. I               4.50       11/15/2039          9,271
   12,165   Government National Mortgage Assn. I               4.50       12/15/2039         13,485
   39,214   Government National Mortgage Assn. I               4.50        2/15/2040         43,468
   10,007   Government National Mortgage Assn. I               4.50        3/15/2040         11,067
   14,945   Government National Mortgage Assn. I               4.50        6/15/2040         16,529
   11,445   Government National Mortgage Assn. I               4.50        7/15/2040         12,658
   10,774   Government National Mortgage Assn. I               4.50        1/15/2041         11,875
    2,970   Government National Mortgage Assn. I               5.00        2/15/2039          3,297
    1,555   Government National Mortgage Assn. I               5.50       12/15/2018          1,700
    9,371   Government National Mortgage Assn. I               5.50       10/15/2033         10,535
    3,672   Government National Mortgage Assn. I               5.50       12/15/2033          4,128
    2,136   Government National Mortgage Assn. I               5.50        7/15/2034          2,401
    5,035   Government National Mortgage Assn. I               5.50       10/15/2035          5,683
    3,933   Government National Mortgage Assn. I               5.50        3/15/2038          4,395
    5,282   Government National Mortgage Assn. I               5.50        4/15/2038          5,930
   11,967   Government National Mortgage Assn. I               5.50        6/15/2039         13,372
    1,145   Government National Mortgage Assn. I               6.00       12/15/2016          1,210
    1,745   Government National Mortgage Assn. I               6.00        8/15/2022          1,932
      994   Government National Mortgage Assn. I               6.00        4/15/2028          1,122
      411   Government National Mortgage Assn. I               6.00       11/15/2028            466
      580   Government National Mortgage Assn. I               6.00        2/15/2029            656
      579   Government National Mortgage Assn. I               6.00        7/15/2029            655
      885   Government National Mortgage Assn. I               6.00        5/15/2032          1,007
    2,878   Government National Mortgage Assn. I               6.00        1/15/2033          3,266
      921   Government National Mortgage Assn. I               6.00        2/15/2033          1,046
    1,019   Government National Mortgage Assn. I               6.00        7/15/2033          1,157
      554   Government National Mortgage Assn. I               6.00        9/15/2033            629
    1,635   Government National Mortgage Assn. I               6.00        3/15/2037          1,844
    2,231   Government National Mortgage Assn. I               6.00        9/15/2037          2,515
    4,516   Government National Mortgage Assn. I               6.00        5/15/2038          5,110
    2,140   Government National Mortgage Assn. I               6.00        5/15/2038          2,421
    1,682   Government National Mortgage Assn. I               6.00        9/15/2038          1,895
    2,827   Government National Mortgage Assn. I               6.00       10/15/2038          3,185
    3,004   Government National Mortgage Assn. I               6.00       12/15/2038          3,385
      263   Government National Mortgage Assn. I               6.50        5/15/2028            306
      125   Government National Mortgage Assn. I               6.50        5/15/2028            147
      244   Government National Mortgage Assn. I               6.50        7/15/2028            288
       63   Government National Mortgage Assn. I               6.50        9/15/2028             75
      599   Government National Mortgage Assn. I               6.50       11/15/2028            697
       27   Government National Mortgage Assn. I               6.50        1/15/2029             32
       43   Government National Mortgage Assn. I               6.50        1/15/2029             51

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1  | USAA Government Securities Fund

================================================================================

PRINCIPAL                                                                                    MARKET
AMOUNT                                                       COUPON                           VALUE
(000)       SECURITY                                           RATE         MATURITY          (000)
---------------------------------------------------------------------------------------------------
$     630   Government National Mortgage Assn. I               6.50%       3/15/2031   $        747
      759   Government National Mortgage Assn. I               6.50       10/15/2031            899
      499   Government National Mortgage Assn. I               6.50        1/15/2032            592
       65   Government National Mortgage Assn. I               6.50        3/15/2032             78
      822   Government National Mortgage Assn. I               6.50        8/15/2032            982
    2,794   Government National Mortgage Assn. I               6.50        9/15/2032          3,326
       56   Government National Mortgage Assn. I               6.75        5/15/2028             67
       98   Government National Mortgage Assn. I               6.75        5/15/2028            117
       69   Government National Mortgage Assn. I               7.00        4/15/2027             82
      438   Government National Mortgage Assn. I               7.00        5/15/2027            519
       57   Government National Mortgage Assn. I               7.00        6/15/2028             68
       30   Government National Mortgage Assn. I               7.00        7/15/2028             36
      112   Government National Mortgage Assn. I               7.00        8/15/2028            134
       79   Government National Mortgage Assn. I               7.00        8/15/2028             95
      145   Government National Mortgage Assn. I               7.00        9/15/2028            175
      765   Government National Mortgage Assn. I               7.00        5/15/2029            920
      918   Government National Mortgage Assn. I               7.00        6/15/2029          1,104
      336   Government National Mortgage Assn. I               7.00        8/15/2031            402
      195   Government National Mortgage Assn. I               7.00        9/15/2031            235
      256   Government National Mortgage Assn. I               7.00       10/15/2031            307
       88   Government National Mortgage Assn. I               7.00        6/15/2032            105
      342   Government National Mortgage Assn. I               7.00        7/15/2032            409
      195   Government National Mortgage Assn. I               7.50        2/15/2028            234
       41   Government National Mortgage Assn. I               7.50        3/15/2029             50
      103   Government National Mortgage Assn. I               7.50        4/15/2029            125
       33   Government National Mortgage Assn. I               7.50        7/15/2029             33
      217   Government National Mortgage Assn. I               7.50       10/15/2029            267
       69   Government National Mortgage Assn. I               7.50       10/15/2029             76
       29   Government National Mortgage Assn. I               7.50       12/15/2030             35
       45   Government National Mortgage Assn. I               7.50        1/15/2031             56
       76   Government National Mortgage Assn. I               7.50       11/15/2031             93
       12   Government National Mortgage Assn. I               8.00        1/15/2022             12
      135   Government National Mortgage Assn. I               8.00        6/15/2023            163
      206   Government National Mortgage Assn. I               8.00        5/15/2027            254
       92   Government National Mortgage Assn. I               8.00        7/15/2030            100
       80   Government National Mortgage Assn. I               8.00        9/15/2030            100
       22   Government National Mortgage Assn. I               8.50        6/15/2021             25
        9   Government National Mortgage Assn. I               8.50        7/15/2022              9
       85   Government National Mortgage Assn. I               9.00        7/15/2021            103
    8,542   Government National Mortgage Assn. II              4.00       11/20/2040          9,404
    7,857   Government National Mortgage Assn. II              4.50        4/20/2024          8,592
    4,313   Government National Mortgage Assn. II              5.00        5/20/2033          4,830
    5,221   Government National Mortgage Assn. II              5.00        7/20/2033          5,848
    3,421   Government National Mortgage Assn. II              5.00        6/20/2034          3,831
    9,682   Government National Mortgage Assn. II              5.00        9/20/2035         10,828
    3,482   Government National Mortgage Assn. II              5.00        2/20/2037          3,889
    1,110   Government National Mortgage Assn. II              5.50        4/20/2033          1,252
    3,876   Government National Mortgage Assn. II              5.50        3/20/2034          4,371
   14,422   Government National Mortgage Assn. II              5.50        2/20/2035         16,246
   12,408   Government National Mortgage Assn. II              5.50        4/20/2035         13,977
    6,642   Government National Mortgage Assn. II              5.50        7/20/2035          7,470
    4,289   Government National Mortgage Assn. II              5.50        1/20/2037          4,812
      501   Government National Mortgage Assn. II              6.00        3/20/2031            571
    1,077   Government National Mortgage Assn. II              6.00        9/20/2032          1,227
    1,305   Government National Mortgage Assn. II              6.00        8/20/2032          1,488
    1,148   Government National Mortgage Assn. II              6.00       10/20/2033          1,306
      866   Government National Mortgage Assn. II              6.00       12/20/2033            981
    3,623   Government National Mortgage Assn. II              6.00        2/20/2034          4,124
    3,358   Government National Mortgage Assn. II              6.00        3/20/2034          3,822
    2,628   Government National Mortgage Assn. II              6.00        9/20/2034          2,983
    6,735   Government National Mortgage Assn. II              6.00       10/20/2034          7,658
    1,389   Government National Mortgage Assn. II              6.00       11/20/2034          1,575
    3,074   Government National Mortgage Assn. II              6.00        5/20/2036          3,476
      230   Government National Mortgage Assn. II              6.50        5/20/2031            267
      191   Government National Mortgage Assn. II              6.50        7/20/2031            221

================================================================================

                                                   Portfolio of Investments |  2

================================================================================

PRINCIPAL                                                                                    MARKET
AMOUNT                                                       COUPON                           VALUE
(000)       SECURITY                                           RATE       MATURITY            (000)
---------------------------------------------------------------------------------------------------
$     486   Government National Mortgage Assn. II              6.50%       8/20/2031   $        559
      793   Government National Mortgage Assn. II              6.50        4/20/2032            913
      726   Government National Mortgage Assn. II              6.50        6/20/2032            841
    2,464   Government National Mortgage Assn. II              6.50        8/20/2034          2,842
      645   Government National Mortgage Assn. II              7.00        9/20/2030            781
      111   Government National Mortgage Assn. II              7.50        4/20/2031            137
       29   Government National Mortgage Assn. II              8.00       12/20/2022             34
      643   Government National Mortgage Assn. II              8.00        8/20/2030            800
    9,173   Fannie Mae (+)                                     3.00        2/01/2027          9,692
   14,632   Fannie Mae (+)                                     3.00        2/01/2027         15,460
    8,983   Fannie Mae (+)                                     3.50        5/01/2021          9,558
    9,492   Fannie Mae (+)                                     3.50        1/01/2042         10,072
   14,778   Fannie Mae (+)                                     3.50        5/01/2042         15,681
    7,325   Fannie Mae (+)                                     4.00        8/01/2039          7,862
    4,244   Fannie Mae (+)                                     5.00       12/01/2035          4,652
    2,517   Fannie Mae (+)                                     5.50       11/01/2037          2,761
      232   Fannie Mae (+)                                     6.00        2/01/2017            250
    4,260   Fannie Mae (+)                                     6.00        5/01/2038          4,696
      148   Fannie Mae (+)                                     6.50       10/01/2016            159
      301   Fannie Mae (+)                                     6.50       12/01/2016            324
    9,928   Freddie Mac (+)                                    3.00        6/01/2042         10,276
   14,841   Freddie Mac (+)                                    3.50        5/01/2042         15,756
    7,628   Freddie Mac (+)                                    4.00        9/01/2040          8,169
      777   Freddie Mac (+)                                    5.00        1/01/2021            845
    3,378   Freddie Mac (+)                                    5.50       12/01/2035          3,737
                                                                                       ------------
                                                                                            528,785
                                                                                       ------------
            COLLATERALIZED MORTGAGE OBLIGATIONS (14.9%)
    3,086   Government National Mortgage Assn. I               5.50        3/16/2032          3,177
    4,874   Fannie Mae (+)                                     0.54 (b)    4/25/2035          4,891
   10,371   Fannie Mae (+)                                     0.54 (b)    8/25/2037         10,409
    5,000   Fannie Mae (+)                                     1.38        8/01/2027          4,846
   26,743   Fannie Mae (+)                                     1.50        7/25/2027         26,860
    5,000   Fannie Mae (+)                                     1.50        9/25/2027          5,035
    5,000   Fannie Mae (+)                                     1.50        9/25/2027          5,033
    6,237   Fannie Mae (+)                                     5.00       11/25/2032          6,594
    6,019   Freddie Mac (+)                                    0.54 (b)    3/15/2036          6,039
    5,242   Freddie Mac (+)                                    0.79 (b)   10/15/2041          5,274
    9,573   Freddie Mac (+)                                    2.00        9/15/2026          9,795
    8,500   Freddie Mac (+)                                    2.22       12/25/2018          8,922
                                                                                       ------------
                                                                                             96,875
                                                                                       ------------
            U.S. GOVERNMENT AGENCY SECURITIES (0.5%)
    3,350   Federal Home Loan Bank(+)(cost: $3,447)            4.00        9/06/2013          3,479
                                                                                       ------------
            U.S. GOVERNMENT GUARANTEED SECURITIES (0.8%)
    5,000   JPMorgan Chase & Co., FDIC TLGP (INS)
                (cost: $5,000)                                 0.71 (b)   12/26/2012          5,009
                                                                                       ------------
            Total U.S. Government Agency Issues
                (cost: $591,000)                                                            634,148
                                                                                       ------------
            U.S. TREASURY SECURITIES (1.9%)

            NOTES (1.9%)
   12,000   2.00%, 2/15/2022 (cost: $11,988)                                                 12,553
                                                                                       ------------

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3  | USAA Government Securities Fund

================================================================================

PRINCIPAL                                                                                    MARKET
AMOUNT                                                                                        VALUE
(000)       SECURITY                                                                          (000)
---------------------------------------------------------------------------------------------------
            MONEY MARKET INSTRUMENTS (0.5%)

            REPURCHASE AGREEMENTS (0.5%)
$   3,168   Deutsche Bank Securities, Inc., 0.20%, acquired on 8/31/2012 and due 9/04/2012 at $3,168 (collateralized by $3,189 of Fannie
               Mae (+), (a), 2.00%, due 8/14/2017; market value $3,231)                $      3,168
                                                                                       ------------
            TOTAL MONEY MARKET INSTRUMENTS (COST: $3,168)                                     3,168
                                                                                       ------------
            TOTAL INVESTMENTS (COST: $606,156)                                         $    649,869
                                                                                       ============

($ IN 000s)                                          VALUATION HIERARCHY
                                                     -------------------

                                         (LEVEL 1)        (LEVEL 2)       (LEVEL 3)
                                       QUOTED PRICES        OTHER        SIGNIFICANT
                                         IN ACTIVE       SIGNIFICANT     UNOBSERVABLE
                                          MARKETS        OBSERVABLE         INPUTS
                                       FOR IDENTICAL        INPUTS
ASSETS                                     ASSETS                                                 TOTAL
-------------------------------------------------------------------------------------------------------
U.S. Government Agency Issues          $          --     $   634,148     $         --     $     634,148
U.S. Treasury Securities                      12,553              --               --            12,553
Money Market Instruments:
   Repurchase Agreements                          --           3,168               --             3,168
-------------------------------------------------------------------------------------------------------
Total                                  $      12,553     $   637,316     $         --     $     649,869
-------------------------------------------------------------------------------------------------------

For the period of June 1, 2012, through August 31, 2012, there were no significant transfers of securities between levels. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

                                                   Portfolio of Investments |  4

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

August 31, 2012 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 50 separate funds. The information presented in this quarterly report pertains only to the USAA Government Securities Fund (the Fund), which is classified as diversified under the 1940 Act.

The Fund has two classes of shares: Government Securities Fund Shares (Fund Shares) and Government Securities Fund Adviser Shares (Adviser Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, distribution and service (12b-1) fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to both classes. The Adviser Shares permit investors to purchase shares through financial intermediaries, banks, broker-dealers, insurance companies, investment advisers, plan sponsors, and financial professionals that provide various administrative and distribution services.

A. SECURITY VALUATION -- The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager). Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

================================================================================

5  | USAA Government Securities Fund

================================================================================

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

2. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

3. Repurchase agreements are valued at cost, which approximates market value.

4. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager, an affiliate of the Fund, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's net asset value (NAV) to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices. Level 2 securities include all U.S.

================================================================================

                                          Notes to Portfolio of Investments |  6

================================================================================

Government Agency Issues valued based on methods discussed in Note A1, and all repurchase agreements valued at cost, which approximates fair value.

Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by underlying securities. The collateral obligations are marked-to-market daily to ensure their value is equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. Repurchase agreements are subject to credit risk, and the Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

D. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS -- Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested.

E. As of August 31, 2012, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of August 31, 2012, were $43,853,000 and $140,000, respectively, resulting in net unrealized appreciation of $43,713,000.

F. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $652,082,000 at August 31, 2012, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

================================================================================

7  | USAA Government Securities Fund

================================================================================

SPECIFIC NOTES

(a) U.S. government agency issues - mortgage-backed securities issued by Government National Mortgage Association (GNMA or Ginnie Mae) and certain other U.S. government guaranteed securities are supported by the full faith and credit of the U.S. government. Securities issued by government-sponsored enterprises, such as Freddie Mac (Federal Home Loan Mortgage Corporation or FHLMC) and Fannie Mae (Federal National Mortgage Association or FNMA), indicated with a "+", are supported only by the right of the government-sponsored enterprise to borrow from the U.S. Treasury, the discretionary authority of the U.S. government to purchase the government-sponsored enterprises' obligations, or by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. Treasury. In September of 2008, the U.S. Treasury placed Fannie Mae and Freddie Mac under conservatorship and appointed the Federal Housing Finance Agency (FHFA) to act as conservator and oversee their daily operations. In addition, the U.S. Treasury entered into purchase agreements with Fannie Mae and Freddie Mac to provide capital in exchange for senior preferred stock.

(b) Variable-rate or floating-rate security -- interest rate is adjusted periodically. The interest rate disclosed represents the current rate at August 31, 2012.

PORTFOLIO ABBREVIATION(S) AND DESCRIPTION(S)

FDIC TLGP The FDIC Temporary Liquidity Guarantee Program provides a guarantee of payment of principal and interest on certain newly issued senior unsecured debt through the program's expiration date on December 31, 2012. The guarantee carries the full faith and credit of the U.S. government.

================================================================================

                                          Notes to Portfolio of Investments |  8



ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.



                                  SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended August 31, 2012

By:*     /S/ ADYM W. RYGMYR
         --------------------------------------------------------------
         Signature and Title:  Adym W. Rygmyr, Secretary

Date:     10/25/2012
         -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /S/ DANIEL S. MCNAMARA
         --------------------------------------------------------------
         Signature and Title:  Daniel S. McNamara, President

Date:     10/26/2012
         ------------------------------


By:*     /S/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:     10/26/2012
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.